Stockholders' Equity and Pro Forma Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($)	1 Months Ended	3 Months Ended									9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Oct. 11, 2016	Nov. 24, 2014	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Earnings Per Share [Abstract]
Net income (loss)	$ (11,399,297)	$ (57,705,896)	$ (56,322,878)	$ (2,978,626)	$ (8,403,337)	$ (23,364,969)	$ (21,100,922)	$ (3,709,903)	$ (5,041,493)	$ 8,032,887	$ (32,085,117)	$ 9,388,749	$ (92,452,828)	[1],[2]	$ (21,819,431)	[1],[2]	$ 4,477,977	[1],[2]
Net loss per share, basic (in USD per share)		$ (1.61)		$ (0.10)	$ (0.28)	$ (0.78)	$ (0.70)	$ (0.12)	$ (0.17)	$ 0.27			$ (2.94)		$ (0.73)		$ 0.21
Weighted average number of shares outstanding, basic (in shares)							30,000,000	30,000,000	30,000,000	30,000,000			30,000,000		30,000,000		21,056,073

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.